Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 2,810,276	$ 2,913,175
Allowance for credit loss	5,191,055	3,219,545
Total deferred tax assets	8,001,331	6,132,720
Valuation allowance	(8,001,331)	(6,132,720)
Total deferred tax assets, net